Capital stock - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	720,100		396,000
Weighted average exercise price, Options outstanding	$ 2.88	$ 3.16	$ 2.62
Weighted average exercise price, Options exercisable	$ 2.88
Options exercisable	720,100
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	1,123,947
Weighted average remaining contractual life	9 years 6 months
Weighted average exercise price, Options outstanding	$ 1.58
Weighted average exercise price, Options exercisable	$ 1.67	$ 8.84
Options exercisable	486,864
Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life	10 months 24 days
Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	123,750
Weighted average remaining contractual life	1 year 6 months
Weighted average exercise price, Options outstanding	$ 3.01
Weighted average exercise price, Options exercisable	$ 3.01
Options exercisable	123,750
Range of exercise price $2.20 - $3.10 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	220,350
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price, Options outstanding	$ 2.37
Weighted average exercise price, Options exercisable	$ 2.37
Options exercisable	220,350
Range of exercise price $ 3.13 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	376,000
Weighted average remaining contractual life	1 year 9 months 18 days
Weighted average exercise price, Options outstanding	$ 3.13
Weighted average exercise price, Options exercisable	$ 3.13
Options exercisable	376,000
Range of exercise price 2.80 - 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	318,000
Weighted average remaining contractual life	8 years 10 months 24 days
Weighted average exercise price	$ 3.25
Weighted average exercise price, Options exercisable	$ 3.82
Options exercisable	118,000
Range of exercise price 0.45 - 1.35 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	805,947
Weighted average remaining contractual life	9 years 8 months 12 days
Weighted average exercise price	$ 0.92
Weighted average exercise price, Options exercisable	$ 0.98
Options exercisable	368,864
Minimum | Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 2.84
Minimum | Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.20
Minimum | Range of exercise price $2.20 - $3.10 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	3.13
Minimum | Range of exercise price 2.80 - 2.99 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	2.80
Minimum | Range of exercise price 8.84 - 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	0.45
Maximum | Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.00
Maximum | Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	3.10
Maximum | Range of exercise price 2.80 - 2.99 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	8.84
Maximum | Range of exercise price 8.84 - 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 1.35